HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Years Ended December 31,
	2019	2020	2021
Rents	2,624	3,485	3,900
Utilities	404	478	507
Personnel costs	1,854	2,501	3,022
Depreciation and amortization	960	1,316	1,413
Consumable, food and beverage	793	885	969
Others	555	1,064	1,471
Total	7,190	9,729	11,282